Other Related Party Transactions - Sound Ventures (Details) $ in Millions	1 Months Ended
Jun. 30, 2021 USD ($)
Sound Ventures II, LLC
Related Party Transaction [Line Items]
Ownership percentage sold	5.70%
Capital committed	$ 8
Purchase price	6
Capital commitments assumed by buyer	$ 2
Creator Fund
Related Party Transaction [Line Items]
Percent of profits on sale of underlying portfolio investments above threshold	20.00%
Underlying portfolio investments threshold	$ 102